Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation [Abstract]
Asset retirement obligations	The results of the reviews (identified as Revisions in estimated cash outflows) and other changes in asset retirement obligations during 2020 and 2019, were as follows:

	2020	2019
(Dollars in millions)
Balance at beginning of year	$342	$307
Additional liabilities accrued	5	13
Revisions in estimated cash outflows	11	2
Acquisition of assets	—	1
Disposition of assets	(1)	(1)
Accretion expense	20	20
Balance at end of year	$377	$342